Background, Basis of Presentation, and Going Concern (Details Textual) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 24, 2013	Sep. 30, 2016	Dec. 31, 2015	Mar. 30, 2015	Dec. 31, 2014
Background, Basis of Presentation, and Going Concern (Textual)
Equity interests, ownership percentage	100.00%			67.26%
License agreement, description			Royalties due under the agreement are 5% of net sales of licensed products or licensed processes used, leased or sold by the Company, 3% of revenues from sublicensing technology and 23% of revenues from any patent rights lawsuit proceeds
Cash paid for research and development	$ 6,338,341
Sponsored research agreement, description	Research and development of the Technology is being conducted at the University of Southern California ("USC") and, on a subcontractor basis, at the University of Michigan, beginning 2006 and currently under a 5-year Sponsored Research Agreement dated May 1, 2009. During this period, the Company has agreed to pay USC up to $6,338,341 for work to be performed. On December 20, 2013, the Company entered into a Research Agreement with USC ("2013 Research Agreement") to amend and replace the 2009 Research Agreement to continue the sponsored research at USC and Michigan from February 1, 2014 through January 31, 2021.
Working capital deficit		$ 18,983,497	$ 25,404,178
Accumulated deficit		$ (207,732,287)	$ (201,504,478)		$ (178,187,959)